LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Supplemental balance sheet information related to leases

Supplemental balance sheet information related to leases is as follows:

	Location on Face of	December 31,
	Balance Sheet	2020
Operating leases:
Operating lease right of use assets	Operating lease, right-of-use assets	$290,410

Current operating lease liabilities	Operating lease liabilities - current	$300,468
Noncurrent operating lease liabilities	Operating lease liabilities	-
Total operating lease liabilities		$300,468

Weighted average remaining lease term (in years):
Operating leases		1.0

Weighted discount rate:
Operating leases		4.72%

Maturities of lease liabilities

Maturities of lease liabilities were as follows:

For the year ended December 31,	Operating lease
2021	$270,349
2022	22,069
2023	18,391
Total	$310,809
Less: amount representing interest	10,341
Present value of future minimum lease payments	300,486
Less: Current obligations	300,486
Long-term obligations	$-